Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income taxes
Income taxes consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Current tax (benefit)/expense:
Bermuda	—	—	—	—
Foreign	22	30	34	56
Deferred tax (benefit)/expense:
Bermuda	—	—	—	—
Foreign	(61)	(22)	(4)	10
Total tax (benefit)/expense	(39)	8	30	66
Effective tax rate	3.1%	(1.3)%	(0.8)%	(2.2)%

Schedule of income tax reconciliation
The income taxes for the year ended December 31, 2019 (Successor), the period from July 2, 2018 through December 31, 2018 (Successor), the period from January 1, 2018 through July 1, 2018 (Predecessor) and the year ended December 31, 2017 (Predecessor) differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Income taxes at statutory rate	—	—	—	—
Effect of change on unrecognized tax benefits	(6)	49	12	(5)
Effect of unremitted earnings of subsidiaries	(17)	(10)	—	3
Effect of taxable income in various countries	(16)	(31)	18	68
Total tax (benefit)/expense	(39)	8	30	66

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Pensions and stock options	2	4
Provisions	30	28
Net operating losses carried forward	259	263
Gross deferred tax assets	291	295
Valuation allowance	(255)	(254)
Deferred tax assets, net of valuation allowance	36	41

Deferred tax liabilities:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Property, plant and equipment	30	49
Unremitted Earnings of Subsidiaries	10	27
Intangibles	4	34
Gross deferred tax liabilities	44	110
Net deferred tax liability	(8)	(69)

Schedule of changes in uncertain tax positions
The changes to our balance related to unrecognized tax benefits were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Balance at the beginning of the period	132	61	55	44
Increases as a result of positions taken in prior periods	8	69	7	23
Increases as a result of positions taken during the current period	29	18	1	—
Decreases as a result of positions taken in prior periods	(34)	(9)	(2)	(9)
Decreases as a result of positions taken in the current period	—	—	—	—
Decreases due to settlements	(46)	(7)	—	(3)
Balance at the end of the period	89	132	61	55

Summary of tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Angola	2015
Nigeria	2014
United States	2016
Norway	2015
Brazil	2008